UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 13F

FROM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 1999

Check here if Amendment [];  Amendment Number:
This Amendment (Check only one.): [ ] is a restatement   [] adds new entries

Institutional Investment Manager Filing this Report:

Name:  R.B. Haave Associates, Inc.
Address: 36 Grove Street, New Canaan, CT 06840

13F File Number: 28-1407

The institutional investment manager filing this report and the person by whomit is signed represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables. Are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Gordon C. Haave
Title:  Vice-President
Phone: 203 972-0012
Signature, Place, and Date of Signing:
Gordon C Haave    New Canaan, CT  March 24, 1999

Report Type ( Check only one.):
[x]     13F HOLDINGS REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:  0
Form 13F Table Entry Total:
Form 13F Information Table Value Total:  46,921


                                       VALUE  SHARES/  SH/  PUT/INVSTMT  VOTING AUTHORITY
Name of Issuer     Title of ClCUSIP    (x$1000PRN AMT  PRN  CALLDISCRETN SOLE   SHARED    NONE

AGRIUM             COM        008916108     62    7000  SH      SOLE        7000
ASHANTI GOLD       COM        043743202    553   70600  SH      SOLE       70600
ALGOMA STEEL       COM        01566M105    369  257000  SH      SOLE      257000
APT SATELLITE      COM        00203R105   1770  435700  SH      SOLE      435700
ASARCO             COM        043413103    553   29400  SH      SOLE       29400
BURLINGTON INDUS   COM        050757103   2007  217000  SH      SOLE      217000
C.H. HEIST         COM        423076108     22    3600  SH      SOLE        3600
CHINA EASTERN AIR  COM        16937R104    853   65000  SH      SOLE       65000
CHINA YUCHAI       COM        G21082105   5659 4311900  SH      SOLE     4311900
CORN PRODUCTS      COM        219023108    639   21000  SH      SOLE       21000
CROWN VANTAGE      COM        228622106   1660  758800  SH      SOLE      758800
EDISON BROTHERS    COM        280875303      0 1933200  SH      SOLE     1933200
EDISON BROTHERS    WTS        280875113      0  114811  SH      SOLE      114811
EK CHOR CHINA      COM        2295462      429  149300  SH      SOLE      149300
FREEPORT MC B      PFD        35671D857   1222   68100  SH      SOLE       68100
GULF CANADA        COM        402181305    609  145483  SH      SOLE      145483
HITACHI            ADR        433578507   4117   43600  SH      SOLE       43600
ICO GLOBAL         COM        G470STI0     407   67500 PRN      SOLE       67500
ICO GLOBAL UNITS   15%        44929PAB6   4085 9500000 PRN      SOLE     9500000
ICO GLOBAL BONDS   15%        44929PAA8    430 1000000  SH      SOLE     1000000
JW MAYS            COM        578473100    778  155500  SH      SOLE      155500
LASMO PLC          ADR        501730204   1090  160000  SH      SOLE      160000
LTV CORP           COM        501921100    577   87100  SH      SOLE       87100
MAKITA             ADR        560877300    735   65000  SH      SOLE       65000
MATSUSHITA         ADR        57687209    1785    9000  SH      SOLE        9000
MCWATTERS          COM        582905204    132  882245  SH      SOLE      882245
METROMEDIA         COM        591695101   2744  365800  SH      SOLE      365800
METROMEDIA         PFD        591695200   1604   46000  SH      SOLE       46000
NATIONAL STEEL     COM        637844309    628   75000  SH      SOLE       75000
NS GROUP           COM        628916108   1097  118600  SH      SOLE      118600
OAK TECHNOLOGY     COM        671802106    435  120000  SH      SOLE      120000
PITTSTON MINERALS  COM        725701205    691  425100  SH      SOLE      425100
PLD TELEKOM        COM        69340T100    250   80000  SH      SOLE       80000
SCOTTS LIQUID GOLD COM        810202101    123   68000  SH      SOLE       68000
SIGMA DESIGNS      COM        826565103   1684  275000  SH      SOLE      275000
WELLMAN            COM        949702104     16    1000  SH      SOLE        1000
                                         39815
